Note 7 - Income and Mining Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income and Mining Taxes

Note 4. Income and Mining Taxes

Major components of our income and mining tax for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Three Months Ended
	March 31,
	2026	2025
Current:
Domestic	$(21,202)	$(2,615)
Foreign	(1,820)	—
Total current income and mining tax provision	(23,022)	(2,615)
Deferred:
Domestic	(25,045)	(10,833)
Foreign	(2,833)	(856)
Total deferred income and mining tax provision	(27,878)	(11,689)
Total income and mining tax provision	$(50,900)	$(14,304)

The income and mining tax provision for the three months ended March 31, 2026 and 2025 varies from the amounts that would have resulted from applying the statutory tax rates to pre-tax income or loss due primarily to the impact of taxation in foreign jurisdictions, domestic and foreign mining taxes, percentage depletion, non-recognition of net operating losses and the tax effect of Global Intangible Low-Taxed Income and subpart F income inclusion.

For the three months ended March 31, 2026, we used the annual effective tax rate method to calculate the tax provision. Valuation allowances on Nevada and certain Canadian net operating losses were treated as discrete adjustments to the tax provision.

We file income tax returns in U.S. federal and state jurisdictions. Our Canadian subsidiaries file income tax returns in Canada, as well as in the provinces of British Columbia and Quebec, and the Yukon Territory. During the quarter, we concluded a Canada Revenue Agency audit of one of our Canadian subsidiaries with no adjustments to our filed tax positions.

Note 8: Income and Mining Taxes

Major components of our income and mining tax provision for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	2025	2024	2023
Current:
United States	$—	$—	$—
State income and state mining taxes	(17,469)	(6,758)	(3,846)
Canada	—	—	—
Canada - provincial mining taxes	(1,272)	—	—
Total current income and mining tax provision	(18,741)	(6,758)	(3,846)
Deferred:
United States	(58,959)	(29,517)	(7,115)
State and state mining taxes	(17,246)	(5,682)	(3,136)
Canada	(1,714)	—	—
Canada - provincial mining taxes	(2,082)	1,988	1,851
Total deferred income and mining tax provision	(80,001)	(33,211)	(8,400)
Total income and mining tax provision	$(98,742)	$(39,969)	$(12,246)

Domestic and foreign components of income (loss) before income and mining taxes for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	2025	2024	2023

United States	$304,122	$138,986	$18,528
Canada	54,848	(46,293)	(42,426)
Mexico	(2,169)	(2,489)	(4,103)
Total	$356,801	$90,204	$(28,001)

The Company paid the following income and mining tax payments net of refunds for the years ended December 31, 2025, 2024 and 2023(in thousands):

	2025	2024	2023
United States	$—	$—	$—
Alaska	6,203	3,926	3,197
Idaho	263	9	247
Canada	—	27	—
Other	—	3	3
Total	$6,466	$3,965	$3,447

The annual tax provision is different from the amount that would be provided by applying the United States statutory federal income tax rate to our pretax income (loss). The reasons for the difference for the years ended December 31, 2025, 2024 and 2023 are (in thousands):

	2025		2024		2023

Income and mining tax (provision) / benefit at statutory rate	$(74,927)	21%	$(18,943)	21%	$5,880	21%

State and local income tax, net of federal (national) income tax effect
State taxes, net of federal tax benefit (a)	(16,080)	4	(7,102)	8	(1,623)	(6)
US Mining and other taxes (b)	(16,884)	5	(6,611)	7	(3,867)	(14)
Foreign tax effects
Canada
Canada - Rate differential on foreign earnings	2,808	(1)	(3,445)	4	(12,175)	(43)
Canada - Currency remeasurement	1,872	(1)	(3,065)	3	2,240	8
Canada - Mining taxes	(3,563)	1	—	—	—	0
Canada - Provincial taxes	(4,834)	1	7,837	(9)	15,516	55
Canada - Other	1,080	—	1,683	(2)	744	3
Canada - Change in valuation allowance	4,437	(1)	(7,000)	8	(6,731)	(24)
Provincial - Change in valuation allowance	3,495	(1)	(5,598)	6	(4,764)	(17)
Provincial - Currency remeasurement	1,580	(1)	1,856	(2)	(1,888)	(7)
Mexico
Rate differential on foreign earnings	195	—	224	—	369	1
Currency remeasurement	1,543	—	(2,297)	3	283	1
Change in valuation allowance	(2,178)	1	1,617	(2)	(3,098)	(11)
Other	(15)	—	(67)	—	1,584	6
Effect of Cross-Border Tax Laws
Global intangible low-taxed income	(5,634)	2	—	—	—	—
Subpart F	(6,368)	2	—	—	—	—
Change in valuation allowance	(3,875)	1	(3,387)	4	(5,712)	(20)
Nontaxable or nondeductible items
Percentage depletion	23,571	(7)	9,896	(11)	4,205	15
Transfer Pricing Allocation	(1,795)	1	(755)	1	—	—
Compensation	(838)	—	(2,588)	3	(1,536)	(6)
Other	(2,332)	1	(2,224)	2	(1,673)	(6)
Total (provision) benefit	$(98,742)	28%	$(39,969)	44%	$(12,246)	(44)%

(a) State taxes in Alaska made up the majority (greater than 50 percent) of the tax effect in this category.
(b) Mining taxes for Alaska Mine License Tax made up the majority (greater than 50 percent) of the tax effect in this category.

At December 31, 2025 and 2024, the net deferred tax liability was $157.6 million and $60.1 million, respectively. The individual components of our net deferred tax assets and liabilities are reflected in the table below (in thousands).

	December 31,
	2025	2024
Deferred tax assets:
Accrued reclamation costs	$33,270	$28,032
Deferred exploration	21,691	21,591
Foreign net operating losses	54,523	50,090
Domestic net operating losses	126,186	191,583
Foreign exchange loss	21,348	29,292
Foreign tax credit carryforward	516	1,576
Miscellaneous	40,560	30,014
Total deferred tax assets	298,094	352,178
Valuation allowance	(111,426)	(115,105)
Total deferred tax assets	186,668	237,073
Deferred tax liabilities:
Miscellaneous	(17,123)	(7,716)
Properties, plants and equipment	(327,130)	(289,430)
Total deferred tax liabilities	(344,253)	(297,146)
Net deferred tax liability	$(157,585)	$(60,073)

We evaluated the positive and negative evidence available to determine the amount of valuation allowance required on our deferred tax assets. At December 31, 2025, the balance of our valuation allowances was $111.4 million compared to $115.1 million at December 31, 2024. We retained a balance of valuation allowance on Hecla US operations at December 31, 2025 of $0.5 million for state loss carryforwards and foreign tax credits. In the Nevada U.S. Group, the scheduling of reversing deferred tax assets and liabilities determined that existing tax loss carryforwards subject to the limitation of eighty percent reduction of taxable income may be limited in the future. A valuation allowance is recorded for $44.1 million. Due to cessation of operations in Mexico at the end of 2020, we are uncertain when a source of taxable income will be available in that jurisdiction. Therefore, a valuation allowance of $13.7 million was retained on deferred tax assets in Mexico. As of December 31, 2025, a $53.0 million valuation allowance is recorded for Canadian jurisdictions, primarily related to the Alexco acquisition in 2022. The changes in the valuation allowance for the years ended December 31, 2025, 2024 and 2023, are as follows (in thousands):

	2025	2024	2023
Balance at beginning of year	$(115,105)	$(100,910)	$(72,856)
Valuation allowance on deferred tax assets acquired with the ATAC (2023) and Alexco (2022) acquisitions	—	—	(8,077)
Decrease (increase) related to non-recognition of deferred tax assets due to uncertainty of recovery and increase related to non-utilization of net operating loss carryforwards	(7,113)	(16,965)	(21,114)
Decrease related to either or a combination of (i) utilization, (ii) release due to future benefit, and (iii) expiration of deferred tax assets as applicable	10,792	2,770	1,137
Balance at end of year	$(111,426)	$(115,105)	$(100,910)

The Company has permanently reinvested its Canadian and Mexican’s undistributed earnings to support ongoing mining activities and continued project development. Accordingly, no deferred tax liability has been recorded for foreign withholding taxes, U.S. Federal and State income taxes. As of December 31, 2025, the Company does not have any foreign undistributed earnings.

As of December 31, 2025, for U.S. income tax purposes, we have federal and state net operating loss carryforwards of $577.2 million and $67.4 million, respectively. U.S. net operating loss carryforwards for periods arising before January 1, 2018 have a 20-year expiration period, the earliest of which could expire in 2031. U.S. net operating loss carryforwards of $493.8 million arising in 2018 and future periods have an indefinite carryforward period. We have foreign and provincial net operating loss carryforwards of $194.2 million, which expire between 2031 and 2044. Our utilization of U.S. net operating loss carryforwards may be subject to annual limitations if there is a change in control as defined under Internal Revenue Code Section 382. As of December 31, 2025, no change in control has occurred in the Hecla U.S. group. Net operating losses acquired with the Nevada U.S. Group are subject to limitation under Internal Revenue Code Section 382. However, the annual limitation is not expected to have a material impact on our ability to utilize the losses.

We have Internal Revenue Code Section 163(j) interest expense limitation carryforwards in the Nevada U.S. Group of $34.4 million as of December 31, 2025. The carryforward results in a future tax benefit of $7.2 million and has an indefinite carryforward period. There are no 163(j) interest limitations in the Hecla US group as of December 31, 2025.

We have excessive interest and financing expense limitation ("EIFEL") carryforwards of $22.7 million in Alexco Group as of December 31, 2025. The carryforward results in a future tax benefit of $6.1 million and has an indefinite carryforward period.

As of December 31, 2025, we have foreign tax credit carryforwards of $0.5 million. The carryforward period for foreign tax credits is 10 years. Our foreign tax credits will expire in 2026.

We file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. We are no longer subject to income tax examinations by U.S. federal and state tax authorities for years prior to 2002, nor subject to examinations by foreign tax authorities for years prior to 2018. We are currently under examination in certain local Canadian tax jurisdictions. However, we do not anticipate any material adjustments.

We had no unrecognized tax benefits as of December 31, 2025 or 2024. Due to the net operating loss carryover provision, coupled with the lack of any unrecognized tax benefits, we have not provided for any interest or penalties associated with any unrecognized tax benefits. If interest and penalties were to be assessed, our policy is to charge interest to interest expense, and penalties to other operating expense. It is not anticipated that there will be any significant changes to unrecognized tax benefits within the next 12 months.

On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted in the U.S. The OBBBA permanently extends multiple tax provisions of the 2017 Tax Cuts and Jobs Act, as well as repeals, modifies and introduces various other tax provisions including, but not limited to federal bonus depreciation and current deductions for domestic research and development expenditures. We have elected bonus depreciation for the year-ended 2025 and do not anticipate that the other items in the OBBBA will have a material impact on the Company's consolidated financial statements. We continue to evaluate the impact the OBBBA may have on the Company as the legislation has various future effective dates.

Pillar Two is a global tax framework that establishes a 15% minimum effective tax rate and was developed by the Organization for Economic Co-operation and Development (“OECD”). In 2024, Canada enacted its Global Minimum Tax Act (“GMTA”) which implements Pillar Two. Due to the Company’s worldwide projected revenue for the year ended 2025 we anticipate we will fall within the scope of Pillar Two rules beginning on January 1, 2026. The Company primarily operates in jurisdictions with a tax rate exceeding 15% and does not anticipate a material impact on its financial statements. The Company will continue to monitor developments and evaluate the potential impact of Pillar Two in future periods.